EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,850,972	Empower Core Bond Fund Institutional Class(a)	$ 56,520,519
10,836,464	Empower Global Bond Fund Institutional Class(a)	74,771,604
3,826,446	Empower High Yield Bond Fund Institutional Class(a)	33,596,200
4,163,483	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,346,443
9,282,496	Empower Multi-Sector Bond Fund Institutional Class(a)	74,074,317
8,245,996	Empower Short Duration Bond Fund Institutional Class(a)	76,028,080
6,904,958	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	56,758,753

TOTAL BOND MUTUAL FUNDS — 47.75% (Cost $482,546,894)		$409,095,916
EQUITY MUTUAL FUNDS
2,104,533	Empower Emerging Markets Equity Fund Institutional Class(a)	15,468,320
2,259,034	Empower International Growth Fund Institutional Class(a)	15,632,518
5,849,520	Empower International Value Fund Institutional Class(a)	39,250,281
2,710,002	Empower Large Cap Growth Fund Institutional Class(a)	21,029,617
7,727,249	Empower Large Cap Value Fund Institutional Class(a)	52,081,659
4,142,271	Empower Mid Cap Value Fund Institutional Class(a)	28,250,285
Shares		Fair Value
Equity Mutual Funds — (continued)
5,353,888	Empower Real Estate Index Fund Institutional Class(a)	$ 41,546,167
872,930	Empower Small Cap Growth Fund Institutional Class(a)	7,690,509
2,973,012	Empower Small Cap Value Fund Institutional Class(a)	18,789,435
1,948,084	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,435,252

TOTAL EQUITY MUTUAL FUNDS — 29.32% (Cost $294,424,604)		$251,174,043
Account Balance
FIXED INTEREST CONTRACT
196,758,907(b)	Empower Annuity Contract(a) 1.45%(c)	196,758,907

TOTAL FIXED INTEREST CONTRACT — 22.96% (Cost $196,758,907)		$196,758,907
TOTAL INVESTMENTS — 100.03% (Cost $973,730,405)		$857,028,866
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(254,836)
TOTAL NET ASSETS — 100.00%		$856,774,030

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,150,185	Empower Core Bond Fund Institutional Class(a)	$ 25,989,028
4,984,612	Empower Global Bond Fund Institutional Class(a)	34,393,823
1,754,677	Empower High Yield Bond Fund Institutional Class(a)	15,406,061
1,919,085	Empower Inflation-Protected Securities Fund Institutional Class(a)	17,214,193
4,267,712	Empower Multi-Sector Bond Fund Institutional Class(a)	34,056,340
1,413,400	Empower Short Duration Bond Fund Institutional Class(a)	13,031,549
3,172,173	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	26,075,262

TOTAL BOND MUTUAL FUNDS — 33.34% (Cost $198,136,306)		$166,166,256
EQUITY MUTUAL FUNDS
1,989,879	Empower Emerging Markets Equity Fund Institutional Class(a)	14,625,608
2,139,398	Empower International Growth Fund Institutional Class(a)	14,804,634
5,533,872	Empower International Value Fund Institutional Class(a)	37,132,279
2,559,810	Empower Large Cap Growth Fund Institutional Class(a)	19,864,126
7,290,907	Empower Large Cap Value Fund Institutional Class(a)	49,140,716
3,911,467	Empower Mid Cap Value Fund Institutional Class(a)	26,676,208
Shares		Fair Value
Equity Mutual Funds — (continued)
2,807,574	Empower Real Estate Index Fund Institutional Class(a)	$ 21,786,777
823,755	Empower Small Cap Growth Fund Institutional Class(a)	7,257,282
2,810,660	Empower Small Cap Value Fund Institutional Class(a)	17,763,372
1,836,886	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,782,520

TOTAL EQUITY MUTUAL FUNDS — 44.11% (Cost $257,184,411)		$219,833,522
Account Balance
FIXED INTEREST CONTRACT
112,524,368(b)	Empower Annuity Contract(a) 1.45%(c)	112,524,368

TOTAL FIXED INTEREST CONTRACT — 22.58% (Cost $112,524,368)		$112,524,368
TOTAL INVESTMENTS — 100.03% (Cost $567,845,085)		$498,524,146
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(152,432)
TOTAL NET ASSETS — 100.00%		$498,371,714

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,531,849	Empower Core Bond Fund Institutional Class(a)	$ 53,887,751
10,307,081	Empower Global Bond Fund Institutional Class(a)	71,118,861
3,628,435	Empower High Yield Bond Fund Institutional Class(a)	31,857,661
3,969,175	Empower Inflation-Protected Securities Fund Institutional Class(a)	35,603,498
8,847,762	Empower Multi-Sector Bond Fund Institutional Class(a)	70,605,143
2,935,523	Empower Short Duration Bond Fund Institutional Class(a)	27,065,523
6,584,065	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	54,121,014

TOTAL BOND MUTUAL FUNDS — 24.38% (Cost $412,979,809)		$344,259,451
EQUITY MUTUAL FUNDS
7,828,065	Empower Emerging Markets Equity Fund Institutional Class(a)	57,536,277
8,417,610	Empower International Growth Fund Institutional Class(a)	58,249,864
21,769,509	Empower International Value Fund Institutional Class(a)	146,073,404
10,068,152	Empower Large Cap Growth Fund Institutional Class(a)	78,128,862
28,672,185	Empower Large Cap Value Fund Institutional Class(a)	193,250,526
Shares		Fair Value
Equity Mutual Funds — (continued)
15,381,214	Empower Mid Cap Value Fund Institutional Class(a)	$ 104,899,879
7,089,050	Empower Real Estate Index Fund Institutional Class(a)	55,011,024
3,234,107	Empower Small Cap Growth Fund Institutional Class(a)	28,492,482
11,038,267	Empower Small Cap Value Fund Institutional Class(a)	69,761,850
7,215,487	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,354,908

TOTAL EQUITY MUTUAL FUNDS — 59.06% (Cost $988,447,758)		$833,759,076
Account Balance
FIXED INTEREST CONTRACT
234,217,606(b)	Empower Annuity Contract(a) 1.45%(c)	234,217,606

TOTAL FIXED INTEREST CONTRACT — 16.59% (Cost $234,217,606)		$234,217,606
TOTAL INVESTMENTS — 100.03% (Cost $1,635,645,173)		$1,412,236,133
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(473,802)
TOTAL NET ASSETS — 100.00%		$1,411,762,331

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,107,494	Empower Core Bond Fund Institutional Class(a)	$ 17,386,827
3,322,995	Empower Global Bond Fund Institutional Class(a)	22,928,667
1,174,098	Empower High Yield Bond Fund Institutional Class(a)	10,308,580
1,282,599	Empower Inflation-Protected Securities Fund Institutional Class(a)	11,504,909
2,862,544	Empower Multi-Sector Bond Fund Institutional Class(a)	22,843,103
2,323,895	Empower Short Duration Bond Fund Institutional Class(a)	21,426,310
2,126,066	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	17,476,262

TOTAL BOND MUTUAL FUNDS — 18.41% (Cost $147,059,182)		$123,874,658
EQUITY MUTUAL FUNDS
4,649,618	Empower Emerging Markets Equity Fund Institutional Class(a)	34,174,690
5,006,691	Empower International Growth Fund Institutional Class(a)	34,646,302
12,919,201	Empower International Value Fund Institutional Class(a)	86,687,840
5,985,414	Empower Large Cap Growth Fund Institutional Class(a)	46,446,810
17,036,585	Empower Large Cap Value Fund Institutional Class(a)	114,826,584
9,151,861	Empower Mid Cap Value Fund Institutional Class(a)	62,415,695
Shares		Fair Value
Equity Mutual Funds — (continued)
2,972,433	Empower Real Estate Index Fund Institutional Class(a)	$ 23,066,083
1,924,677	Empower Small Cap Growth Fund Institutional Class(a)	16,956,408
6,572,698	Empower Small Cap Value Fund Institutional Class(a)	41,539,451
4,287,055	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,165,012

TOTAL EQUITY MUTUAL FUNDS — 72.22% (Cost $643,845,604)		$485,924,875
Account Balance
FIXED INTEREST CONTRACT
63,218,116(b)	Empower Annuity Contract(a) 1.45%(c)	63,218,116

TOTAL FIXED INTEREST CONTRACT — 9.40% (Cost $63,218,116)		$63,218,116
TOTAL INVESTMENTS — 100.03% (Cost $854,122,902)		$673,017,649
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(228,408)
TOTAL NET ASSETS — 100.00%		$672,789,241

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,047,076	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 37,096,011
5,417,938	Empower International Growth Fund Institutional Class(a)	37,492,131
13,959,882	Empower International Value Fund Institutional Class(a)	93,670,805
6,459,517	Empower Large Cap Growth Fund Institutional Class(a)	50,125,854
18,527,446	Empower Large Cap Value Fund Institutional Class(a)	124,874,985
9,977,843	Empower Mid Cap Value Fund Institutional Class(a)	68,048,892
1,985,507	Empower Real Estate Index Fund Institutional Class(a)	15,407,535
2,075,555	Empower Small Cap Growth Fund Institutional Class(a)	18,285,641
Shares		Fair Value
Equity Mutual Funds — (continued)
13,959,882	Empower Small Cap Value Fund Institutional Class(a)	$ 45,466,933
4,657,829	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,341,455

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $643,828,448)		$517,810,242
TOTAL INVESTMENTS — 100.03% (Cost $643,828,448)		$517,810,242
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(178,293)
TOTAL NET ASSETS — 100.00%		$517,631,949

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (EAIC Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The EAIC Contract is backed by the general account of Empower Annuity Insurance Company of America (EAIC).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the EAIC Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the EAIC Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The EAIC Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. EAIC calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of EAIC being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If EAIC were to become insolvent, the EAIC Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the EAIC Contract may be terminated by EAIC or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by EAIC.

September 30, 2022

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2022, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Core Bond Fund Institutional Class	6,850,972	$70,102,381	$5,664,990	$7,482,727	$(652,234)	$(11,764,125)	$1,114,193	$56,520,519	6.60%
Empower Global Bond Fund Institutional Class	10,836,464	93,514,632	6,932,094	6,790,720	(1,185,209)	(18,884,402)	661,085	74,771,604	8.73
Empower High Yield Bond Fund Institutional Class	3,826,446	42,201,163	1,954,123	3,999,466	(127,259)	(6,559,620)	473,314	33,596,200	3.92
Empower Inflation-Protected Securities Fund Institutional Class	4,163,483	47,021,585	3,770,948	6,815,706	62,447	(6,630,384)	1,765,355	37,346,443	4.36
Empower Multi-Sector Bond Fund Institutional Class	9,282,496	92,132,101	5,243,833	10,298,045	(1,087,414)	(13,003,572)	1,665,747	74,074,317	8.65
Empower Short Duration Bond Fund Institutional Class	8,245,996	93,542,090	4,306,896	16,552,185	(704,015)	(5,268,721)	1,104,943	76,028,080	8.87
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,904,958	70,032,613	4,668,433	9,083,798	(780,032)	(8,858,495)	923,709	56,758,753	6.62
					(4,473,716)	(70,969,319)	7,708,346	409,095,916	47.75
EQUITY MUTUAL FUNDS
Empower Emerging Markets Equity Fund Institutional Class	2,104,533	20,206,468	3,670,564	2,373,074	238,670	(6,035,638)	-	15,468,320	1.81
Empower International Growth Fund Institutional Class	2,259,034	20,359,305	7,013,276	2,264,361	515,152	(9,475,702)	-	15,632,518	1.82
Empower International Value Fund Institutional Class	5,849,520	50,506,561	8,531,264	5,265,185	843,461	(14,522,359)	-	39,250,281	4.58
Empower Large Cap Growth Fund Institutional Class	2,710,002	27,430,431	7,289,099	5,715,652	(174,018)	(7,974,261)	90,254	21,029,617	2.45
Empower Large Cap Value Fund Institutional Class	7,727,249	68,708,869	9,196,626	13,535,077	2,551,837	(12,288,759)	852,158	52,081,659	6.08
Empower Mid Cap Value Fund Institutional Class	4,142,271	37,721,088	6,821,986	8,038,361	961,147	(8,254,428)	574,648	28,250,285	3.30
Empower Real Estate Index Fund Institutional Class	5,353,888	55,470,725	15,415,586	9,516,186	3,283,391	(19,823,958)	754,016	41,546,167	4.85
Empower Small Cap Growth Fund Institutional Class	872,930	10,081,970	2,927,352	1,643,964	572,766	(3,674,849)	43,445	7,690,509	0.90
Empower Small Cap Value Fund Institutional Class	2,973,012	25,063,081	5,707,690	6,082,016	230,489	(5,899,320)	126,741	18,789,435	2.19
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,948,084	14,995,135	4,101,234	3,169,204	(427,882)	(4,491,913)	3,128	11,435,252	1.34
					8,595,013	(92,441,187)	2,444,390	251,174,043	29.32
FIXED INTEREST CONTRACT
Empower Annuity Contract	196,758,907	241,181,665	6,861,288	53,484,534	-	-	2,200,488	196,758,907	22.96
					0	0	2,200,488	196,758,907	22.96
				Total	$4,121,297	$(163,410,506)	$12,353,224	$857,028,866	100.03%
(a) The Fund had realized gain distributions received from affiliates of $4,706,987.

September 30, 2022

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Core Bond Fund Institutional Class	3,150,185	$32,005,734	$3,230,542	$3,862,135	$(299,090)	$(5,385,113)	$509,195	$25,989,028	5.22%
Empower Global Bond Fund Institutional Class	4,984,612	42,708,267	3,969,875	3,665,282	(568,183)	(8,619,037)	298,931	34,393,823	6.90
Empower High Yield Bond Fund Institutional Class	1,754,677	19,217,840	1,126,358	1,959,419	(83,134)	(2,978,718)	213,995	15,406,061	3.09
Empower Inflation-Protected Securities Fund Institutional Class	1,919,085	21,477,480	2,307,414	3,496,273	70,390	(3,074,428)	799,819	17,214,193	3.45
Empower Multi-Sector Bond Fund Institutional Class	4,267,712	42,007,621	3,218,259	5,392,257	(656,385)	(5,777,283)	749,286	34,056,340	6.83
Empower Short Duration Bond Fund Institutional Class	1,413,400	15,903,997	1,117,910	3,132,202	(159,336)	(858,156)	188,463	13,031,549	2.62
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,172,173	31,974,834	2,986,547	4,715,906	(243,638)	(4,170,213)	422,584	26,075,262	5.23
					(1,939,376)	(30,862,948)	3,182,273	166,166,256	33.34
EQUITY MUTUAL FUNDS
Empower Emerging Markets Equity Fund Institutional Class	1,989,879	18,928,170	3,123,671	1,763,258	169,698	(5,662,975)	-	14,625,608	2.94
Empower International Growth Fund Institutional Class	2,139,398	19,073,455	5,772,897	1,362,315	158,331	(8,679,403)	-	14,804,634	2.97
Empower International Value Fund Institutional Class	5,533,872	47,395,069	6,859,722	3,479,235	629,427	(13,643,277)	-	37,132,279	7.45
Empower Large Cap Growth Fund Institutional Class	2,559,810	25,655,444	5,812,987	4,316,355	(487,351)	(7,287,950)	87,120	19,864,126	3.99
Empower Large Cap Value Fund Institutional Class	7,290,907	64,338,865	6,768,198	11,136,800	1,515,297	(10,829,547)	794,950	49,140,716	9.86
Empower Mid Cap Value Fund Institutional Class	3,911,467	35,365,296	5,438,663	7,539,660	(370,334)	(6,588,091)	550,477	26,676,208	5.35
Empower Real Estate Index Fund Institutional Class	2,807,574	28,838,438	7,268,217	5,244,839	385,426	(9,075,039)	389,848	21,786,777	4.37
Empower Small Cap Growth Fund Institutional Class	823,755	9,378,278	2,353,736	1,614,434	(64,192)	(2,860,298)	42,295	7,257,282	1.46
Empower Small Cap Value Fund Institutional Class	2,810,660	23,436,436	4,679,275	4,670,767	240,317	(5,681,572)	118,466	17,763,372	3.56
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,836,886	14,011,228	3,312,870	1,958,590	(80,118)	(4,582,988)	3,052	10,782,520	2.16
					2,096,501	(74,891,140)	1,986,208	219,833,522	44.11
FIXED INTEREST CONTRACT
Empower Annuity Contract	112,524,368	136,657,684	7,284,713	32,662,282	-	-	1,244,253	112,524,368	22.58
					0	0	1,244,253	112,524,368	22.58
				Total	$157,125	$(105,754,088)	$6,412,734	$498,524,146	100.03%
(a) The Fund had realized gain distributions received from affiliates of $4,174,638.

September 30, 2022

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Core Bond Fund Institutional Class	6,531,849	$68,881,630	$5,729,910	$9,502,300	$(773,104)	$(11,221,489)	$1,061,050	$53,887,751	3.82%
Empower Global Bond Fund Institutional Class	10,307,081	91,891,921	6,341,043	9,240,925	(1,472,954)	(17,873,178)	621,005	71,118,861	5.04
Empower High Yield Bond Fund Institutional Class	3,628,435	41,415,600	1,397,689	4,642,683	(199,160)	(6,312,945)	445,770	31,857,661	2.25
Empower Inflation-Protected Securities Fund Institutional Class	3,969,175	46,252,237	3,231,829	7,482,175	67,307	(6,398,393)	1,674,672	35,603,498	2.52
Empower Multi-Sector Bond Fund Institutional Class	8,847,762	90,527,132	5,579,483	13,319,095	(1,430,940)	(12,182,377)	1,566,895	70,605,143	5.00
Empower Short Duration Bond Fund Institutional Class	2,935,523	34,224,513	1,691,062	7,049,194	(352,520)	(1,800,858)	393,292	27,065,523	1.92
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,584,065	68,811,803	4,861,264	10,987,674	(735,563)	(8,564,379)	879,478	54,121,014	3.83
					(4,896,934)	(64,353,619)	6,642,162	344,259,451	24.38
EQUITY MUTUAL FUNDS
Empower Emerging Markets Equity Fund Institutional Class	7,828,065	77,843,133	9,682,234	8,133,222	(133,911)	(21,855,868)	-	57,536,277	4.07
Empower International Growth Fund Institutional Class	8,417,610	78,216,826	18,551,743	5,175,112	(722,619)	(33,343,593)	-	58,249,864	4.13
Empower International Value Fund Institutional Class	21,769,509	194,470,698	12,095,473	10,946,090	(2,869,067)	(49,546,677)	-	146,073,404	10.35
Empower Large Cap Growth Fund Institutional Class	10,068,152	105,377,397	14,047,730	9,231,759	623,065	(32,064,506)	344,771	78,128,862	5.53
Empower Large Cap Value Fund Institutional Class	28,672,185	263,671,614	10,400,766	38,474,381	4,585,629	(42,347,473)	3,151,126	193,250,526	13.69
Empower Mid Cap Value Fund Institutional Class	15,381,214	144,141,901	10,893,756	22,432,330	(522,886)	(27,703,448)	2,189,420	104,899,879	7.43
Empower Real Estate Index Fund Institutional Class	7,089,050	75,729,917	12,509,554	9,390,557	1,445,743	(23,837,890)	994,848	55,011,024	3.90
Empower Small Cap Growth Fund Institutional Class	3,234,107	38,401,061	6,164,886	4,278,510	(99,807)	(11,794,955)	167,104	28,492,482	2.02
Empower Small Cap Value Fund Institutional Class	11,038,267	95,783,706	9,110,518	11,577,371	1,388,891	(23,555,003)	468,708	69,761,850	4.94
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,215,487	57,335,315	8,419,219	5,472,959	(949,462)	(17,926,667)	12,013	42,354,908	3.00
					2,745,576	(283,976,080)	7,327,990	833,759,076	59.06
FIXED INTEREST CONTRACT
Empower Annuity Contract	234,217,606	294,574,102	8,531,371	71,519,808	-	-	2,631,941	234,217,606	16.59
					0	0	2,631,941	234,217,606	16.59
				Total	$(2,151,358)	$(348,329,699)	$16,602,093	$1,412,236,133	100.03%
(a) The Fund had realized gain distributions received from affiliates of $15,861,881.

September 30, 2022

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Core Bond Fund Institutional Class	2,107,494	$22,572,949	$2,722,945	$4,291,248	$(254,466)	$(3,617,819)	$340,555	$17,386,827	2.58%
Empower Global Bond Fund Institutional Class	3,322,995	30,029,853	3,248,072	4,689,492	(572,987)	(5,659,766)	198,266	22,928,667	3.41
Empower High Yield Bond Fund Institutional Class	1,174,098	13,483,140	817,616	1,873,922	9,741	(2,118,254)	142,867	10,308,580	1.53
Empower Inflation-Protected Securities Fund Institutional Class	1,282,599	15,131,405	1,743,390	3,181,193	147,327	(2,188,693)	537,707	11,504,909	1.71
Empower Multi-Sector Bond Fund Institutional Class	2,862,544	29,697,133	2,852,071	5,746,763	(432,789)	(3,959,338)	500,370	22,843,103	3.40
Empower Short Duration Bond Fund Institutional Class	2,323,895	27,382,118	2,466,328	7,031,976	(304,857)	(1,390,160)	308,781	21,426,310	3.18
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,126,066	22,538,827	2,550,031	4,922,479	(312,077)	(2,690,117)	282,285	17,476,262	2.60
					(1,720,108)	(21,624,147)	2,310,831	123,874,658	18.41
EQUITY MUTUAL FUNDS
Empower Emerging Markets Equity Fund Institutional Class	4,649,618	46,368,276	7,094,608	6,203,114	198,403	(13,085,080)	-	34,174,690	5.08
Empower International Growth Fund Institutional Class	5,006,691	46,879,970	10,463,516	2,705,885	(365,777)	(19,991,299)	-	34,646,302	5.15
Empower International Value Fund Institutional Class	12,919,201	116,011,311	8,906,678	9,345,330	(2,147,771)	(28,884,819)	-	86,687,840	12.88
Empower Large Cap Growth Fund Institutional Class	5,985,414	63,154,925	7,963,702	5,711,465	159,282	(18,960,352)	204,217	46,446,810	6.90
Empower Large Cap Value Fund Institutional Class	17,036,585	157,719,836	7,030,393	22,959,665	4,645,109	(26,963,980)	1,849,035	114,826,584	17.07
Empower Mid Cap Value Fund Institutional Class	9,151,861	86,899,918	6,590,840	14,616,097	(301,402)	(16,458,966)	1,296,880	62,415,695	9.28
Empower Real Estate Index Fund Institutional Class	2,972,433	31,968,145	5,540,408	4,481,961	548,213	(9,960,509)	411,719	23,066,083	3.43
Empower Small Cap Growth Fund Institutional Class	1,924,677	23,164,551	3,461,450	2,512,061	21,159	(7,157,532)	99,529	16,956,408	2.52
Empower Small Cap Value Fund Institutional Class	6,572,698	57,736,671	6,147,057	9,355,230	(135,368)	(12,989,047)	275,497	41,539,451	6.17
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,287,055	34,342,169	4,978,152	2,877,323	844	(11,277,986)	7,138	25,165,012	3.74
					2,622,692	(165,729,570)	4,144,015	485,924,875	72.22
FIXED INTEREST CONTRACT
Empower Annuity Contract	63,218,116	80,126,465	5,593,535	23,206,462	-	-	704,578	63,218,116	9.40
					0	0	704,578	63,218,116	9.40
				Total	$902,584	$(187,353,717)	$7,159,424	$673,017,649	100.03%
(a) The Fund had realized gain distributions received from affiliates of $9,239,221.

September 30, 2022

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Empower Emerging Markets Equity Fund Institutional Class	5,047,076	$51,771,525	$7,259,748	$7,357,512	$80,654	$(14,577,750)	$-	$37,096,011	7.17%
Empower International Growth Fund Institutional Class	5,417,938	51,963,457	11,171,429	3,578,235	(605,038)	(22,064,520)	-	37,492,131	7.24
Empower International Value Fund Institutional Class	13,959,882	129,639,987	8,538,675	10,535,390	(633,654)	(33,972,467)	-	93,670,805	18.10
Empower Large Cap Growth Fund Institutional Class	6,459,517	69,830,541	9,210,069	8,069,622	(60,542)	(20,845,134)	223,495	50,125,854	9.68
Empower Large Cap Value Fund Institutional Class	18,527,446	175,146,795	7,521,639	27,929,321	4,896,348	(29,864,128)	2,021,642	124,874,985	24.12
Empower Mid Cap Value Fund Institutional Class	9,977,843	95,396,129	5,830,850	17,225,637	(2,780,080)	(15,952,450)	1,420,475	68,048,892	13.15
Empower Real Estate Index Fund Institutional Class	1,985,507	21,763,507	3,464,684	2,043,175	1,312,607	(7,777,481)	275,112	15,407,535	2.98
Empower Small Cap Growth Fund Institutional Class	2,075,555	25,430,091	4,022,464	3,586,036	(347,990)	(7,580,878)	108,673	18,285,641	3.53
Empower Small Cap Value Fund Institutional Class	13,959,882	63,594,642	6,642,923	11,520,798	(1,468,511)	(13,249,834)	301,562	45,466,933	8.78
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,657,829	38,062,265	5,428,355	3,493,535	112,397	(12,655,630)	7,861	27,341,455	5.28
					506,191	(178,540,272)	4,358,820	517,810,242	100.03
				Total	$506,191	$(178,540,272)	$4,358,820	$517,810,242	100.03%
(a) The Fund had realized gain distributions received from affiliates of $9,879,624.

September 30, 2022